Long-Term Incentive Programs and Management remuneration (Details 1) - Restricted share units	12 Months Ended
Dec. 31, 2021 R$ / shares
Long-Term Incentive Programs and Management remuneration
Granted Shares	60,791
09.08.2021
Long-Term Incentive Programs and Management remuneration
Grant Date	08.09.2021
Vesting Date	07.22.2023
Granted Shares	45,522
Weighted average grant date fair value (Per share)	R$ 59.11
23.08.2021
Long-Term Incentive Programs and Management remuneration
Grant Date	08.23.2021
Vesting Date	07.22.2023
Granted Shares	11,436
Weighted average grant date fair value (Per share)	R$ 84.5
24.08.2021
Long-Term Incentive Programs and Management remuneration
Grant Date	08.24.2021
Vesting Date	07.22.2023
Granted Shares	3,833
Weighted average grant date fair value (Per share)	R$ 86.68